UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21722

Name of Fund:  Enhanced Equity Yield Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, Enhanced Equity Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2005

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments


Enhanced Equity Yield Fund, Inc.


Schedule of Investments as of March 31, 2006
                                       Shares
Industry                                 Held   Common Stocks                                                           Value
Aerospace & Defense - 2.7%             55,100   Boeing Co.                                                         $    4,293,943
                                       54,600   Honeywell International, Inc.                                           2,335,242
                                       69,000   United Technologies Corp.                                               3,999,930
                                                                                                                   --------------
                                                                                                                       10,629,115

Air Freight & Logistics - 1.3%         62,500   United Parcel Service, Inc. Class B                                     4,961,250

Automobiles - 0.5%                    246,800   Ford Motor Co.                                                          1,964,528

Beverages - 2.0%                        8,300   Anheuser-Busch Cos., Inc.                                                 354,991
                                       58,000   The Coca-Cola Co.                                                       2,428,460
                                       88,000   PepsiCo, Inc.                                                           5,085,520
                                                                                                                   --------------
                                                                                                                        7,868,971

Biotechnology - 1.4%                   59,500   Amgen, Inc. (b)                                                         4,328,625
                                       11,600   Biogen Idec, Inc. (b)                                                     546,360
                                        8,600   Genzyme Corp. (b)                                                         578,092
                                                                                                                   --------------
                                                                                                                        5,453,077

Capital Markets - 1.8%                 29,000   The Bank of New York Co., Inc.                                          1,045,160
                                       63,100   E*Trade Financial Corp. (b)                                             1,702,438
                                       14,300   Franklin Resources, Inc.                                                1,347,632
                                        9,000   Goldman Sachs Group, Inc.                                               1,412,640
                                       21,000   Morgan Stanley                                                          1,319,220
                                                                                                                   --------------
                                                                                                                        6,827,090

Chemicals - 1.8%                       17,700   Air Products & Chemicals, Inc.                                          1,189,263
                                       43,300   The Dow Chemical Co.                                                    1,757,980
                                       45,900   E.I. du Pont de Nemours & Co.                                           1,937,439
                                       58,200   Lyondell Chemical Co.                                                   1,158,180
                                       15,000   PPG Industries, Inc.                                                      950,250
                                                                                                                   --------------
                                                                                                                        6,993,112

Commercial Banks - 7.0%                37,600   BB&T Corp.                                                              1,473,920
                                      187,500   Bank of America Corp.                                                   8,538,750
                                       24,000   HSBC Holdings Plc (c)                                                   2,010,720
                                       35,100   KeyCorp                                                                 1,291,680
                                       42,300   National City Corp.                                                     1,476,270
                                       71,900   Regions Financial Corp.                                                 2,528,723
                                       24,000   U.S. Bancorp                                                              732,000
                                       77,900   Wachovia Corp.                                                          4,366,295
                                       74,300   Wells Fargo & Co.                                                       4,745,541
                                                                                                                   --------------
                                                                                                                       27,163,899

Communications Equipment - 2.0%       204,000   Cisco Systems, Inc. (b)                                                 4,420,680
                                       16,900   Lucent Technologies, Inc. (b)                                              51,545
                                       68,800   QUALCOMM, Inc.                                                          3,481,968
                                                                                                                   --------------
                                                                                                                        7,954,193

Computers & Peripherals - 3.0%         30,000   Apple Computer, Inc. (b)                                                1,881,600
                                      118,400   Dell, Inc. (b)                                                          3,523,584
                                       83,300   EMC Corp. (b)                                                           1,135,379
                                       41,200   Hewlett-Packard Co.                                                     1,355,480
                                       44,900   International Business Machines Corp.                                   3,702,903
                                                                                                                   --------------
                                                                                                                       11,598,946

Consumer Finance - 0.9%                68,400   American Express Co.                                                    3,594,420

Diversified Financial Services -      155,100   Citigroup, Inc.                                                         7,326,924
2.9%                                   96,300   JPMorgan Chase & Co.                                                    4,009,932
                                                                                                                   --------------
                                                                                                                       11,336,856

Diversified Telecommunication         191,267   AT&T, Inc.                                                              5,171,860
Services - 3.9%                       105,300   BellSouth Corp.                                                         3,648,645
                                       74,700   Citizens Communications Co.                                               991,269
                                      154,290   Verizon Communications, Inc.                                            5,255,117
                                                                                                                   --------------
                                                                                                                       15,066,891

Electric Utilities - 1.5%              13,300   American Electric Power Co., Inc.                                         452,466
                                       11,400   FirstEnergy Corp.                                                         557,460
                                       57,500   Progress Energy, Inc.                                                   2,528,850
                                       74,400   The Southern Co.                                                        2,438,088
                                                                                                                   --------------
                                                                                                                        5,976,864

Electrical Equipment - 0.3%            19,000   Rockwell Automation, Inc.                                               1,366,290

Energy Equipment & Services -          30,100   BJ Services Co.                                                         1,041,460
3.2%                                   29,700   Baker Hughes, Inc.                                                      2,031,480
                                       17,000   Halliburton Co.                                                         1,241,340
                                       27,600   National Oilwell Varco, Inc. (b)                                        1,769,712
                                       29,300   Schlumberger Ltd.                                                       3,708,501
                                       33,000   Transocean, Inc. (b)                                                    2,649,900
                                                                                                                   --------------
                                                                                                                       12,442,393

Food & Staples Retailing - 1.5%       121,200   Wal-Mart Stores, Inc.                                                   5,725,488
                                        2,900   Walgreen Co.                                                              125,077
                                                                                                                   --------------
                                                                                                                        5,850,565

Food Products - 1.3%                  116,300   ConAgra Foods, Inc.                                                     2,495,798
                                      150,400   Sara Lee Corp.                                                          2,689,152
                                                                                                                   --------------
                                                                                                                        5,184,950

Gas Utilities - 0.2%                   19,800   Oneok, Inc.                                                               638,550

Health Care Equipment & Supplies -     24,400   Baxter International, Inc.                                                946,964
1.3%                                   11,100   Guidant Corp.                                                             866,466
                                       49,400   Medtronic, Inc.                                                         2,507,050
                                        8,500   Zimmer Holdings, Inc. (b)                                                 574,600
                                                                                                                   --------------
                                                                                                                        4,895,080

Health Care Providers & Services -     55,200   Aetna, Inc.                                                             2,712,528
2.0%                                   39,900   Caremark Rx, Inc.                                                       1,962,282
                                        9,100   Express Scripts, Inc. (b)                                                 799,890
                                          400   Medco Health Solutions, Inc. (b)                                           22,888
                                       40,600   UnitedHealth Group, Inc.                                                2,267,916
                                                                                                                   --------------
                                                                                                                        7,765,504

Hotels, Restaurants & Leisure -        35,500   Carnival Corp.                                                          1,681,635
2.3%                                   34,200   International Game Technology                                           1,204,524
                                       86,700   McDonald's Corp.                                                        2,979,012
                                       79,600   Starbucks Corp. (b)                                                     2,996,144
                                                                                                                   --------------
                                                                                                                        8,861,315

Household Durables - 1.3%              12,500   Black & Decker Corp.                                                    1,086,125
                                       22,000   Centex Corp.                                                            1,363,780
                                       12,700   DR Horton, Inc.                                                           421,894
                                       21,200   KB HOME                                                                 1,377,576
                                       35,000   Tupperware Corp.                                                          720,650
                                                                                                                   --------------
                                                                                                                        4,970,025

Household Products - 1.1%              72,042   Procter & Gamble Co.                                                    4,151,060

IT Services - 0.5%                     40,300   Automatic Data Processing, Inc.                                         1,840,904

Independent Power Producers &          88,800   Duke Energy Corp. (b)                                                   2,588,520
Energy Traders - 1.2%                  42,900   TXU Corp.                                                               1,920,204
                                                                                                                   --------------
                                                                                                                        4,508,724

Industrial Conglomerates - 5.2%        43,900   3M Co.                                                                  3,322,791
                                      397,600   General Electric Co.                                                   13,828,528
                                      119,700   Tyco International Ltd.                                                 3,217,536
                                                                                                                   --------------
                                                                                                                       20,368,855

Insurance - 3.2%                       26,900   The Allstate Corp.                                                      1,401,759
                                       73,200   American International Group, Inc.                                      4,837,788
                                       56,800   Marsh & McLennan Cos., Inc.                                             1,667,648
                                       15,500   The Progressive Corp.                                                   1,616,030
                                       36,600   Prudential Financial, Inc.                                              2,774,646
                                                                                                                   --------------
                                                                                                                       12,297,871

Internet & Catalog Retail - 0.5%       31,900   Amazon.com, Inc. (b)                                                    1,164,669
                                       22,000   eBay, Inc. (b)                                                            859,320
                                                                                                                   --------------
                                                                                                                        2,023,989

Internet Software & Services - 0.2%     1,800   Google, Inc. Class A (b)                                                  702,000

Leisure Equipment & Products -         33,900   Eastman Kodak Co.                                                         964,116
0.2%

Machinery - 2.0%                       33,600   Caterpillar, Inc.                                                       2,412,816
                                        5,600   Deere & Co.                                                               442,680
                                       19,600   Eaton Corp.                                                             1,430,212
                                       19,900   Illinois Tool Works, Inc.                                               1,916,569
                                       33,600   Ingersoll-Rand Co. Class A                                              1,404,144
                                       10,000   Navistar International Corp. (b)                                          275,800
                                                                                                                   --------------
                                                                                                                        7,882,221

Media - 2.0%                           34,650   CBS Corp. Class B                                                         830,907
                                      261,400   Time Warner, Inc.                                                       4,388,906
                                       34,650   Viacom, Inc. Class B (b)                                                1,344,420
                                       37,400   Walt Disney Co.                                                         1,043,086
                                                                                                                   --------------
                                                                                                                        7,607,319

Metals & Mining - 0.5%                 31,200   Alcoa, Inc.                                                               953,472
                                       14,300   Freeport-McMoRan Copper & Gold, Inc. Class B                              854,711
                                                                                                                   --------------
                                                                                                                        1,808,183

Multi-Utilities - 1.5%                 12,000   Ameren Corp.                                                              597,840
                                       53,800   Consolidated Edison, Inc.                                               2,340,300
                                       58,500   KeySpan Corp.                                                           2,390,895
                                        8,300   Public Service Enterprise Group, Inc.                                     531,532
                                                                                                                   --------------
                                                                                                                        5,860,567

Multiline Retail - 1.3%                14,000   Sears Holdings Corp. (b)                                                1,851,360
                                       58,700   Target Corp.                                                            3,052,987
                                                                                                                   --------------
                                                                                                                        4,904,347

Oil, Gas & Consumable Fuels -           7,600   Amerada Hess Corp.                                                      1,082,240
9.2%                                   15,200   Anadarko Petroleum Corp.                                                1,535,352
                                       29,200   Apache Corp.                                                            1,912,892
                                       33,500   BP Plc (c)                                                              2,309,490
                                       74,406   Chevron Corp.                                                           4,313,316
                                       45,000   ConocoPhillips                                                          2,841,750
                                       33,000   Devon Energy Corp.                                                      2,018,610
                                       17,200   EOG Resources, Inc.                                                     1,238,400
                                      167,000   Exxon Mobil Corp.                                                      10,163,620
                                       23,600   Marathon Oil Corp.                                                      1,797,612
                                       39,900   Nordic American Tanker Shipping                                         1,151,514
                                       12,500   Sunoco, Inc.                                                              969,625
                                       65,300   USEC, Inc.                                                                786,865
                                       33,300   Valero Energy Corp.                                                     1,990,674
                                       37,000   XTO Energy, Inc.                                                        1,612,090
                                                                                                                   --------------
                                                                                                                       35,724,050

Paper & Forest Products - 0.7%         29,100   International Paper Co.                                                 1,005,987
                                       14,200   MeadWestvaco Corp.                                                        387,802
                                       16,600   Weyerhaeuser Co.                                                        1,202,338
                                                                                                                   --------------
                                                                                                                        2,596,127

Pharmaceuticals - 6.9%                 71,900   Abbott Laboratories                                                     3,053,593
                                       34,200   Bristol-Myers Squibb Co.                                                  841,662
                                       26,100   Eli Lilly & Co.                                                         1,443,330
                                      129,200   Johnson & Johnson                                                       7,651,224
                                      131,700   Merck & Co., Inc.                                                       4,639,791
                                      304,500   Pfizer, Inc.                                                            7,588,140
                                       19,600   Schering-Plough Corp.                                                     372,204
                                       28,600   Wyeth                                                                   1,387,672
                                                                                                                   --------------
                                                                                                                       26,977,616

Real Estate - 0.9%                     58,300   Annaly Mortgage Management, Inc.                                          707,762
                                       24,800   Equity Office Properties Trust                                            832,784
                                      144,900   Friedman Billings Ramsey Group, Inc. Class A                            1,359,162
                                        7,600   Simon Property Group, Inc.                                                639,464
                                                                                                                   --------------
                                                                                                                        3,539,172

Semiconductors & Semiconductor         12,900   Analog Devices, Inc.                                                      493,941
Equipment - 3.9%                      148,000   Applied Materials, Inc.                                                 2,591,480
                                      224,900   Intel Corp.                                                             4,351,815
                                       36,800   Kla-Tencor Corp.                                                        1,779,648
                                       20,900   Linear Technology Corp.                                                   733,172
                                       21,000   Maxim Integrated Products, Inc.                                           780,150
                                       57,700   National Semiconductor Corp.                                            1,606,368
                                       34,700   Nvidia Corp. (b)                                                        1,986,922
                                       25,900   Xilinx, Inc.                                                              659,414
                                                                                                                   --------------
                                                                                                                       14,982,910

Software - 3.6%                        32,200   Autodesk, Inc.                                                          1,240,344
                                       34,200   Electronic Arts, Inc. (b)                                               1,871,424
                                      218,800   Microsoft Corp.                                                         5,953,548
                                      225,100   Oracle Corp. (b)                                                        3,081,619
                                       97,600   Symantec Corp. (b)                                                      1,642,608
                                                                                                                   --------------
                                                                                                                       13,789,543

Specialty Retail - 1.0%                15,600   Home Depot, Inc.                                                          659,880
                                       49,000   Lowe's Cos., Inc.                                                       3,157,560
                                                                                                                   --------------
                                                                                                                        3,817,440

Textiles, Apparel & Luxury Goods -     49,800   Coach, Inc. (b)                                                         1,722,084
0.4%

Thrifts & Mortgage Finance - 2.6%      37,900   Fannie Mae                                                              1,948,060
                                       25,600   Freddie Mac                                                             1,561,600
                                      150,900   New York Community Bancorp, Inc.                                        2,643,768
                                       93,400   Washington Mutual, Inc.                                                 3,980,708
                                                                                                                   --------------
                                                                                                                       10,134,136

Tobacco - 1.2%                         37,200   Altria Group, Inc.                                                      2,635,992
                                       46,800   UST, Inc.                                                               1,946,880
                                                                                                                   --------------
                                                                                                                        4,582,872

Wireless Telecommunication Services -   5,832   Sprint Nextel Corp.                                                       150,699
0.0%

                                                Total Common Stocks
                                                (Cost - $372,251,642) - 95.9%                                         372,300,689


                                   Beneficial
                                     Interest   Short-Term Securities
                               $   20,346,526   Merrill Lynch Liquidity Series, LLC
                                                Money Market Series, 4.75% (a)(d)                                      20,346,526

                                                Total Short-Term Securities
                                                (Cost - $20,346,526) - 5.2%                                            20,346,526

                                                Total Investments (Cost - $392,598,168) - 100.1%                      392,647,215


                                    Number of
                                    Contracts   Options Written
Call Options Written - (0.3%)             150   S&P 500 Index, expiring April 2006 at USD 1,310                         (123,000)
                                        1,940   S&P 500 Index, expiring April 2006 at USD 1,315                       (1,222,200)

                                                Total Options Written
                                                (Premiums Received - $1,978,970) - (0.3%)                             (1,345,200)

                                                Total Investments, Net of Options Written
                                                (Cost - $390,619,198*) - 100.8%                                       391,302,015
                                                Liabilities in Excess of Other Assets - (0.8%)                        (2,949,477)
                                                                                                                   --------------
                                                Net Assets - 100.0%                                                $  388,352,538
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006 as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $      390,619,198
                                                     ==================
    Gross unrealized appreciation                    $       16,614,887
    Gross unrealized depreciation                          (15,932,070)
                                                     ------------------
    Net unrealized appreciation                      $          682,817
                                                     ==================


(a) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
       Money Market Series                    $   546,517        $   267,313


(b) Non-income producing security.

(c) Depositary receipts.

(d) Variable rate security.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts purchased as of March 31, 2006 were as follows:


    Number of                    Expiration       Face          Unrealized
    Contracts     Issue             Date         Value         Depreciation

      44      S&P 500 Index      June 2006   $   14,478,187    $  (141,887)



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Enhanced Equity Yield Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Enhanced Equity Yield Fund, Inc.


Date:  May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Enhanced Equity Yield Fund, Inc.


Date:  May 22, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Enhanced Equity Yield Fund, Inc.


Date:  May 22, 2006